Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Number Of Shares (Details)	12 Months Ended
	Dec. 31, 2020 shares
Jose Miguel Andres Torrecillas
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	20,252
Number Of Outstanding Share Options	75,912
Jaime Felix Caruana Lacorte [Member]
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	22,067
Number Of Outstanding Share Options	31,387
Raul Galamba De Oliveira Member [Member]
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	0
Number Of Outstanding Share Options	0
Belen Garijo Lopez
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	14,598
Number Of Outstanding Share Options	62,126
Sunir Kumar Kapoor
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	7,189
Number Of Outstanding Share Options	22,915
Lourdes Maiz Carro
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,609
Number Of Outstanding Share Options	44,929
Jose Maldonado Ramos
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	14,245
Number Of Outstanding Share Options	108,568
Ana Peralta Moreno [Member]
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,041
Number Of Outstanding Share Options	15,665
Juan Pi Llorens
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	20,676
Number Of Outstanding Share Options	92,817
Ana Revenga Shanklin Member [Member]
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	0
Number Of Outstanding Share Options	0
Susana Rodriguez Vidarte
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	18,724
Number Of Outstanding Share Options	141,138
Carlos Salazar Lomelin Member [Member]
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	0
Number Of Outstanding Share Options	0
Jan Verplancke [Member]
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	7,189
Number Of Outstanding Share Options	12,392
Total remuneration for non executive directors
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	145,590	[1]
Number Of Outstanding Share Options	607,849	[1]

[1]

Furthermore, 8,984 “theoretical shares” were assigned to Tomás Alfaro Drake and 18,655 “theoretical shares” were assigned Carlos Loring Martínez de Irujo , who left their roles as directors on 13 March 2020. After leaving their roles, both directors received a number of BBVA shares equivalent to the total number of “theoretical shares” that each of them had accumulated until that date (102,571 and 135,046 BBVA shares, respectively) by application of the system.